ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Takung Art Co., Ltd.(the “Company” or “Takung Art”), a Delaware corporation (formerly Cardigant Medical Inc.) through HongKong Takung Assets and Equity of Artworks Exchange Co., Ltd. (“Takung”), a Hong Kong company and our wholly owned subsidiary, operates an electronic online platform located at www.takungae.com for artists, art dealers and art investors to offer and trade in valuable artwork.

HongKong Takung Assets & Equity of Artworks Exchange Co., Ltd. (“Takung”) was incorporated in Hong Kong on September 17, 2012 and operates an electronic online platform for offering and trading artwork. For the period from September 17, 2012 (inception) to December 31, 2012, there was no operation except the issuance of shares for subscription receivable. We generate revenue from our services in connection with the offering and trading of artwork on our system, primarily consisting of listing fees, trading commissions, and management fees. We conduct our business primarily in Hong Kong, People’s Republic of China.

Takung (Shanghai) Co., Ltd (“Takung Shanghai”) is a limited liability company, with a registered capital of $1 million, located in the Shanghai Pilot Free Trade Zone. Takung Shanghai was incorporated on July 28, 2015. It is engaged in providing services to its parent company Hong Kong Takung Assets and Equity of Artworks Exchange Co. Ltd. ("Takung") by receiving deposits from and making payments to online artwork traders of Takung for and on behalf of Takung.

REVERSE MERGER

On October 20, 2014, Cardigant Medical Inc. (or “Cardigant”) acquired all the issued and outstanding shares of Takung, a privately held Hong Kong corporation, pursuant to the Share Exchange Agreement and Takung became the wholly owned subsidiary of Cardigant in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of Takung common stock were converted, at an exchange ratio of 10.4988-for-1, into an aggregate of 209,976,000 shares of Cardigant common stock and Takung became a wholly owned subsidiary of Cardigant. The holders of Cardigant’s common stock as of immediately prior to the Merger held an aggregate of 23,330,662 shares of Cardigant’s common stock, The accompanying financial statements share and per share information has been retroactively adjusted to reflect the exchange ratio in the Merger. Subsequent to the Merger, Cardigant’s name was changed from “Cardigant Medical Inc.” to “Takung Art Co., Ltd.”.

Under generally accepted accounting principles in the United States, (“U.S. GAAP”) because Takung’s former stockholders received the greater portion of the voting rights in the combined entity and Takung’s senior management represents all of the senior management of the combined entity, the Merger was accounted for as a recapitalization effected by a share exchange, wherein Takung is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of Takung have been brought forward at their book value and no goodwill has been recognized. Accordingly, the assets and liabilities and the historical operations that are reflected in Takung's consolidated financial statements are those of Takung and are recorded at the historical cost basis of Takung.

The results of operations of the acquired Cardigant business have been included in the consolidated statement of operations since the date of Merger.

Unless otherwise indicated or the context otherwise requires, references to “the Company” refer to Takung Art Co., Ltd. Disclosures relating to the pre-merger business of Takung, unless noted as being the business of Cardigant prior to the Merger, pertain to the business of Takung prior to the Merger.

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Takung Art Co., Ltd.(the “Company” or “Takung Art”), a Delaware corporation (formerly Cardigant Medical Inc.) through HongKong Takung Assets and Equity of Artworks Exchange Co., Ltd. (“Takung”), a Hong Kong company and our wholly owned subsidiary, operates an electronic online platform located at www.takungae.com for artists, art dealers and art investors to offer and trade in valuable artwork.

HongKong Takung Assets & Equity of Artworks Exchange Co., Ltd. (“Takung”) was incorporated in Hong Kong on September 17, 2012 and operates an electronic online platform for offering and trading artwork. For the period from September 17, 2012 (inception) to December 31, 2012, there was no operation except the issuance of shares for subscription receivable. We generate revenue from our services in connection with the offering and trading of artwork on our system, primarily consisting of listing fees, trading commissions, and management fees. We conduct our business primarily in Hong Kong, People’s Republic of China.

REVERSE MERGER

On October 20, 2014, Cardigant Medical Inc. (or “Cardigant”) acquired all the issued and outstanding shares of Takung, a privately held Hong Kong corporation, pursuant to the Share Exchange Agreement and Takung became the wholly owned subsidiary of Cardigant in a reverse merger, or the Merger. Pursuant to the Merger, all of the issued and outstanding shares of Takung common stock were converted, at an exchange ratio of 10.4988-for-1, into an aggregate of 209,976,000 shares of Cardigant common stock and Takung became a wholly owned subsidiary of Cardigant. The holders of Cardigant’s common stock as of immediately prior to the Merger held an aggregate of 23,330,662 shares of Cardigant’s common stock, The accompanying financial statements share and per share information has been retroactively adjusted to reflect the exchange ratio in the Merger. Subsequent to the Merger, Cardigant’s name was changed from “Cardigant Medical Inc.” to “Takung Art Co., Ltd.”.

Under generally accepted accounting principles in the United States, (“U.S. GAAP”) because Takung’s former stockholders received the greater portion of the voting rights in the combined entity and Takung’s senior management represents all of the senior management of the combined entity, the Merger was accounted for as a recapitalization effected by a share exchange, wherein Takung is considered the acquirer for accounting and financial reporting purposes. The assets and liabilities of Takung have been brought forward at their book value and no goodwill has been recognized. Accordingly, the assets and liabilities and the historical operations that are reflected in Takung's consolidated financial statements are those of Takung and are recorded at the historical cost basis of Takung.

The results of operations of the acquired Cardigant business have been included in the consolidated statement of operations since the date of Merger.

Unless otherwise indicated or the context otherwise requires, references to “the Company” refer to Takung Art Co., Ltd. Disclosures relating to the pre-merger business of Takung, unless noted as being the business of Cardigant prior to the Merger, pertain to the business of Takung prior to the Merger.